Income Tax and Tax Payables (Details) - Schedule of deferred tax assets (liabilities), net - USD ($)	Jun. 30, 2022	Dec. 31, 2020
Deferred tax assets
Allowance for doubtful loan receivables		$ 38,870
Allowance on doubtful accounts	169,862	190,576
Lease liability	29,860	16,375
Net operating loss carrying forward	173,118	165,290
Less: valuation allowance	173,118	165,290
Total deferred tax assets	199,722	245,821
Deferred tax liabilities
Right-of-use assets	(25,967)	(9,328)
Recognition of intangible assets arising from business combination	(629,873)	(780,849)
Deferred tax liabilities, net	$ (655,840)	$ (793,848)